Consolidated Statements of Financial Position $ in Thousands	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Current
Cash		$ 4,156		$ 4,350		$ 8,935
Restricted cash		35		35		0
Trade and amounts receivable, net of allowance		3,218		3,950		5,259
Loans receivable and advances				0		271
Prepaid expenses and other current assets		1,049		1,368		805
Indemnification receivables		4,063		3,153		3,429
Inventory		9,246		8,508		8,747
Current assets held for sale				0		3,709
Total current assets		21,767		21,364		31,155
Non-current
Property, plant and equipment		786		847		1,218
Operating lease right of use assets		710		389		2,118
Intangible assets		908		946		17,739
Goodwill				0		23,372
Investments				0		730
Other Assets		103		80		263
Noncurrent assets held for sale				0		4,392
Total assets		24,274		23,626		80,987
Current
Trade payables		5,005		5,111		7,831
Contingencies		6,591		5,500		5,044
Current portion of debt		3,078		1,931		1,086
Current portion of operating lease liability		803		799		1,116
Current portion of contingent purchase considerations		1,702		1,095		0
Other accrued liabilities		2,140		1,844		1,760
Current liabilities held for sale				0		610
Total current liabilities		19,319		16,280		17,447
Non-current
Non-current operating lease liability		1,817		942		1,561
Deferred tax				0		1,712
Contingent purchase considerations				0		3,547
Noncurrent liabilities held for sale				0		308
Total liabilities		21,136		17,222		24,575
SHAREHOLDERS' EQUITY
Share capital, no par value, unlimited authorized		0		0		0
Additional paid-in capital		148,871		149,093		150,420
Accumulated other comprehensive loss		(113)		(140)		(2,732)
Accumulated deficit		(145,620)		(142,549)		(90,865)
Total Flora Growth Corp. shareholders' equity				6,404		56,823
Non-controlling interest in subsidiaries				0		(411)
Total shareholders' equity		3,138		6,404		56,412
Total liabilities and shareholders' equity		$ 24,274		$ 23,626		$ 80,987
TruHC Pharma GmbH [Member]
Current
Cash | €	€ 13,899		€ 13,588		€ 15,281
Trade and amounts receivable, net of allowance | €	21,182		18,894		18,399
Prepaid expenses and other current assets | €	20,347		20,347		20,347
Total current assets | €	55,428		52,829		54,027
Non-current
Property, plant and equipment | €	91,095		94,837		104,775
Operating lease right of use assets | €	459,515		478,399		553,936
Total assets | €	606,038		626,065		712,738
Current
Trade payables | €	47,522		34,711		27,341
Current portion of operating lease liability | €	64,477		63,083		57,805
Other accrued liabilities | €	11,620		11,520		2,720
Total current liabilities | €	123,619		109,314		87,866
Non-current
Non-current portion of debt | €	720,730		645,339		318,590
Non-current operating lease liability | €	430,930		447,581		510,664
Total liabilities | €	1,275,279		1,202,234		917,120
SHAREHOLDERS' EQUITY
Share capital, no par value, unlimited authorized | €	25,000		12,500		12,500
Accumulated deficit | €	(694,241)		(588,669)		(216,882)
Total shareholders' equity | €	(669,241)		(576,169)		(204,382)
Total liabilities and shareholders' equity | €	€ 606,038		€ 626,065		€ 712,738